Risks and Uncertainties - Schedule of Concentration Risk (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 5,748,637
Concentration risk percentage		11.40%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 5,554,474	$ 5,509,926
Concentration risk percentage		11.10%	19.80%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount			$ 6,519,947
Concentration risk percentage			23.40%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 2,041,922
Concentration risk percentage	19.50%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount			$ 4,178,670
Concentration risk percentage			15.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 15,458,421
Concentration risk percentage	43.40%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 1,844,322
Concentration risk percentage	17.60%
Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 6,738,937
Concentration risk percentage	18.90%
Customer Concentration Risk [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 1,985,869
Concentration risk percentage	18.90%
Customer Concentration Risk [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 1,979,011
Concentration risk percentage	18.90%
Customer Concentration Risk [Member] | Customer I [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 1,185,300
Concentration risk percentage	11.30%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendors A [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 11,330,745	$ 15,063,407
Concentration risk percentage	42.00%	32.40%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendors B [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount		$ 11,397,173	$ 8,025,220
Concentration risk percentage		24.50%	33.90%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendors C [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 4,223,162	$ 6,682,636
Concentration risk percentage	15.60%	14.40%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendors D [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount			$ 5,519,851
Concentration risk percentage			23.30%
Supplier Concentration Risk [Member] | Purchases Benchmark [Member] | Vendors E [Member]
Schedule of Concentration Risk [Line Items]
Concentration risk amount	$ 3,722,438
Concentration risk percentage	13.80%